Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information and Significant Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
For the year ended December 31, 2012, one charterer individually accounted for more than 10% of the Company’s voyage revenues, one charterer individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2011, and three charterers individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2010 as follows:

Charterer	2012	2011	2010
A	22%	33%	12%
B	Less than 10%	Less than 10%	14%
C	Less than 10%	Less than 10%	16%